DEFERRED TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Tax Assets And Liabilities
Schedule of net deferred tax assets and liabilities

	As of
	December 31,
	2021	2022	2022
	CNY	CNY	US$

Deferred tax assets	3,291	488	71
Offset amount	(3,225)	(488)	(71)
Deferred tax assets after offsetting	66	—	—

Deferred tax liabilities before offsetting	5,769	5,764	836
Offset amount	(3,225)	(488)	(71)

Deferred tax liabilities after offsetting	2,544	5,276	765

Schedule of gross movement of the deferred tax account

	2021	2022	2022
	CNY	CNY	US$

As of January 1	7,506	2,478	360
Credited to other capital reserve	(4,463)	—	—
(Credited)/charged to the consolidated statements of profit or loss during the year (Note 8)	(159)	2,798	405
Currency translation differences	(406)	—	—

As of December 31	2,478	5,276	765

Schedule of deferred tax assets

	Provision for loss allowance	Significant financing component of the contract with customers	Lease liabilities	Losses available for offsetting against future taxable profits	Total
	CNY	CNY	CNY		CNY

As of January 1, 2021	3,772	1,238	614	—	5,624
(Charged)/credited to the consolidated statements of profit or loss during the year	(1,629)	(698)	(160)	154	(2,333)
As of December 31, 2021	2,143	540	454	154	3,291
As of January 1, 2022	2,143	540	454	154	3,291
Charged to the consolidated statements of profit or loss during the year	(2,136)	(478)	(35)	(154)	(2,803)
As of December 31, 2022	7	62	419	—	488
As of December 31, 2022 US$	1	9	61	—	71

Schedule of deferred tax liabilities

	Financial asset at fair value through profit or loss	Temporary difference on assets recognized under IFRIC 12	Right-of-use assets	Total
	CNY	CNY	CNY	CNY

As of January 1, 2021	9,964	2,546	620	13,130
(Credited)/charged to the consolidated statements of profit or loss during the year	(5,095)	2,724	(121)	(2,492)
Credit to other capital reserves	(4,463)	—	—	(4,463)
Foreign exchange difference	(406)	—	—	(406)
As of December 31, 2021	—	5,270	499	5,769
As of January 1, 2022	—	5,270	499	5,769
Credited to the consolidated statements of profit or loss during the year	—	—	(5)	(5)
As of December 31, 2022	—	5,270	494	5,764
As of December 31, 2022 US$	—	764	72	836

Schedule of deferred tax not recognized

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Deductible temporary differences with no deferred tax assets recognized	13,148	21,929	3,179
Tax losses with no deferred tax assets recognized	16,536	16,073	2,330

Total	29,684	38,002	5,509

Schedule of expiration dates of the tax losses

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Year of expiration
2022	1,065	—	—
2023	2,318	2,318	336
2024	1,835	1,835	266
2025	4,237	2,476	359
2026	7,040	7,040	1,021
2027	—	2,302	333

Total	16,495	15,971	2,315